AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 96.0%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $6,487,449)	670,686	$6,586,140
Short-Term Investment — 4.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $285,165)	285,165	285,165

TOTAL INVESTMENTS—100.2% (cost $6,772,614)(wd)		6,871,305

Liabilities in excess of other assets(z) — (0.2)%		(10,630)

Net Assets — 100.0%		$6,860,675

*	Non-income producing security.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Jun. 2023	$412,906	$(596)
26	3 Year U.S. Treasury Notes	Jun. 2023	5,509,156	83,246
				82,650
Short Positions:
15	5 Year U.S. Treasury Notes	Jun. 2023	1,642,617	(38,071)
4	10 Year U.S. Treasury Notes	Jun. 2023	459,688	(7,537)
8	10 Year U.S. Ultra Treasury Notes	Jun. 2023	969,125	(23,183)
6	20 Year U.S. Treasury Bonds	Jun. 2023	786,938	(28,821)
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	705,625	(24,203)
				(121,815)
				$(39,165)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A1